Accounts Receivable, Net	6 Months Ended
Dec. 31, 2021
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following as of December 31, 2021 and June 30, 2021:

	December 31, 2021	June 30, 2020
Accounts receivable, gross	$881,529	$826,683
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$881,529	$826,683

The Company recorded no allowance for doubtful accounts as of December 31, 2021 and June 30, 2021. The Company gives its customers credit period of 30 days and continually assesses the recoverability of uncollected accounts receivable. As of December 31, 2021 and June 30, 2021, the balances of the Company’s accounts receivable were all due within 1 month. Management believes the balances of accounts receivable will be collected in full.